Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 Customer shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
No of ordinary shares per Ads after division | Customer	4
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted earnings per share	481,828	389,440	636,132
Stock Options [Member] | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted earnings per share	120,457	97,360	159,033
Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted earnings per share	90,536	714,700	1,019,316
Restricted Shares [Member] | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted earnings per share	22,634	178,675	254,829